Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	December 31,	December 31,	December 31,
	2022	2021	2020

Current income tax	$792	$351	$1,942
Deferred income tax	-	-	-
	$792	$351	$1,942